Stockholders Equity (Details Textual) (USD $)	1 Months Ended	12 Months Ended			0 Months Ended
	Nov. 01, 2012	Dec. 31, 2013	Dec. 31, 2012	Nov. 07, 2012	Dec. 15, 2012 Common Stock [Member]	Mar. 15, 2012 Common Stock [Member]
Preferred stock, shares authorized		5,000,000	5,000,000
Preferred stock, par or stated value per share		$ 0.0001	$ 0.0001
Common stock, shares authorized		150,000,000	150,000,000
Common stock, par or stated value per share		$ 0.0001	$ 0.0001
Stock issued during period, shares, new issues	5,000,000	4,995,000				1,437,500
Sale of stock, price per share				$ 10.30		$ 0.02
Stock issued during period, value, new issues						$ 25,000
Share-based compensation arrangement by share-based payment award, options, forfeitures in period					50,000